Income Taxes - Income Tax Provisions Included in the Consolidated Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current expense:
Federal									$ 84,441	$ 86,799	$ 76,574
State									15,972	16,244	14,516
Deferred expense:
Federal									(2,053)	(6,016)	2,742
State									(868)	(871)	1,283
Total income taxes	$ 24,813	$ 24,779	$ 23,452	$ 24,448	$ 26,608	$ 25,919	$ 23,531	$ 20,098	$ 97,492	$ 96,156	$ 95,115